Consolidated Statements of Financial Position - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Cash and due from banks	$ 229,098,272	$ 150,719,643
Cash	114,005,581	59,547,824
Financial institutions and correspondents
Argentine Central Bank	103,634,933	84,654,328
Other local financial institutions	10,241,998	6,428,404
Others	1,215,760	89,087
Debt Securities at fair value through profit or loss	46,415,822	69,707,595
Derivatives	3,795,093	920,381
Reverse Repo transactions	755,708,132	67,206,248
Other financial assets	46,499,784	25,246,191
Loans and other financing	482,455,084	728,474,749
To the non-financial public sector	2,070,115	864,785
To the financial sector	4,006,546	2,007,125
To the Non-Financial Private Sector and Foreign residents	476,378,423	725,602,839
Other debt securities	251,180,541	839,975,567
Financial assets pledged as collateral	46,382,606	45,056,529
Current income tax assets		3,039,566
Inventories	0	208,923
Investments in equity instruments	365,985	1,565,010
Property, plant and equipment	51,151,635	57,217,390
Investment Property	45,597,064	52,637,396
Intangible assets	67,634,055	69,368,706
Deferred income tax assets	12,960,099	37,997,568
Other non-financial assets	18,763,829	16,647,728
TOTAL ASSETS	2,058,008,001	2,165,989,190
LIABILITIES
Deposits	1,548,928,056	1,705,009,583
Non-financial public sector	100,747,830	86,705,591
Financial sector	476,539	315,861
Non-financial private sector and foreign residents	1,447,703,687	1,617,988,131
Liabilities at fair value through profit or loss	607,903	6,661,539
Repo Transactions	940,332
Other financial liabilities	72,738,928	56,381,855
Financing received from the Argentine Central Bank and other financial institutions	2,691,969	17,219,834
Unsubordinated debt securities		1,748,271
Current income tax liability	737,181
Provisions	14,897,667	5,267,946
Deferred income tax liabilities	1,614,907	565,339
Other non-financial liabilities	73,200,297	85,591,165
TOTAL LIABILITIES	1,716,357,240	1,878,445,532
SHAREHOLDERS' EQUITY
Capital stock	442,672	444,411
Paid in capital	254,538,548	264,229,227
Inflation Adjustment of capital stock	27,960,909	28,325,583
Treasury shares	14,050	12,311
Inflation adjustment of treasury shares	2,944,946	2,580,272
Cost of Treasury shares	(5,166,412)	(4,307,608)
Reserves	4,307,608	19,308,569
Retained earnings	(6,949,145)	(15,985,874)
Other comprehensive income	11,668,481	8,364,164
Net Income/ (loss) for the year	51,615,837	(15,654,911)
Shareholders' Equity attributable to owners of the parent company	341,377,494	287,316,144
Shareholders' Equity attributable to non-controlling interests	273,267	227,514
TOTAL SHAREHOLDERS' EQUITY	$ 341,650,761	$ 287,543,658